Borrowings Under Repurchase Agreements (Tables)	1 Months Ended
Jun. 30, 2012
Borrowings Under Repurchase Agreements
Summary of certain characteristics of the Company's repurchase agreement

RMBS Pledged	Repurchase Agreement Borrowings	Weighted Average Interest Rate on Borrowings Outstanding at end of period	Weighted Average Remaining Maturity (days)
Agency RMBS	$1,736,493	0.42%	54
Total	$1,736,493	0.42%	54